Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Short Term Municipal Fund))	0 Months Ended
	Sep. 28, 2011
Class A
Operating Expenses:
Management Fees	0.50%
Disribution and/or Service (12b-1) Fees	0.18%
Interest and Fees from Borrowing	0.02%
Other Expenses	0.70%	[1]
Total Other Expenses	0.72%
Total Annual Fund Operating Expenses	1.40%
Fee Waiver and Expense Reimbursement	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%
Class C
Operating Expenses:
Management Fees	0.50%
Disribution and/or Service (12b-1) Fees	0.99%
Interest and Fees from Borrowing	0.02%
Other Expenses	0.93%	[1]
Total Other Expenses	0.95%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver and Expense Reimbursement	(0.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.60%
Class Y
Operating Expenses:
Management Fees	0.50%
Disribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.02%
Other Expenses	1.63%	[1]
Total Other Expenses	1.65%
Total Annual Fund Operating Expenses	2.15%
Fee Waiver and Expense Reimbursement	(1.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.60%

[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year of operation.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the "Total Annual Operating Expenses," excluding interest and fees from borrowings, will not exceed 0.85% of average annual net assets for Class A shares, 1.60% of average annual net assets for Class C shares and 0.60% of average annual net assets for Class Y shares. This voluntary expense limitation may be amended or withdrawn after one year from the date of this prospectus.